Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 423,380	¥ 295,259
Gain (losses) on sale from securitization and loan sales	¥ 9,602	¥ 7,678